Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable [Abstract]
Schedule of accounts payable
	December 31,
	2016	2017

Amount due to customers of Hong Kong brokerage business	$6,591,131	$8,392,037
Amount due to sales agents	1,659,702	114,480
Amount due to noncontrolling shareholders(i)	400,389	31,968
Others	94,646	923,436
	$8,745,868	$9,461,921

(i)	Amount due to noncontrolling shareholders represents business deals between the group and noncontrolling shareholders. The business deal we made with noncontrolling shareholders in 2016 and 2017 were $4,635,241 and $9,492, respectively.